Financial Risk Management and Fair Values of Financial Instruments (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Percentage of exposure to credit risk	96.20%	96.20%	95.92%
Increase/decrease in profit	RM 18,128	$ 4,290	RM 1,953